Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitment and Contingencies [Abstract]
Commitment and Contingencies

14.    Commitment and Contingencies

The Company is party to various litigation matters arising from time to time in the ordinary course of business. In January 2020, the Company’s controlling stockholder and convertible debt holder, along with current and former directors of the Company were named in a lawsuit brought by minority stockholders (the “Spearman Plaintiffs”). This lawsuit alleges our controlling stockholder of “self-dealing” in order to obtain control of the Company. In February 2020, there was a similar lawsuit referring to and citing the first lawsuit brought up by additional minority stockholders alleging our controlling stockholder and directors of similar wrong-doings. The February 2020 lawsuit was withdrawn in 2021. In June 2023, the Company received an additional complaint from additional stockholders affiliated or associated with the Spearman Plaintiffs, raising claims that were substantially the same as the claims raised in the existing litigation.

On August 25, 2023, the Company entered into a binding agreement in principle to settle all claims and counterclaims in the lawsuit. On September 15, 2023, the parties entered into a binding settlement agreement. The settlement agreement includes a transfer of all of the plaintiff’s stockholdings in Envoy to an entity affiliated with the majority stockholder of the Company, which was completed on September 28, 2023. The settlement agreement did not require any payment to be made by the Company.

The Company has business liability insurance to cover litigation costs exceeding $50 thousand. As of September 30, 2023 and December 31, 2022, the Company has not recorded accruals for potential losses related to any existing or pending litigation claims as the Company’s management determined that there are no matters where a potential loss is probable and reasonably estimable.

14.    Commitment and Contingencies

The Company is party to various litigation matters arising from time to time in the ordinary course of business. In January 2020, the Company’s controlling stockholder and convertible debt holder, along with current and former directors of the Company were named in a lawsuit brought by minority stockholders. This lawsuit alleges our controlling stockholder of “self-dealing” in order to obtain control of the Company. In February 2020, there was a similar lawsuit referring to and citing the first lawsuit brought up by additional minority stockholders alleging our controlling stockholder and directors of similar wrong-doings. The February 2020 lawsuit was withdrawn in 2021. The Company has business liability insurance to cover litigation costs exceeding $50 thousand. As of December 31, 2022 and 2021, the Company has not recorded accruals for potential losses related to any existing or pending litigation claims as the Company’s management determined that there are no matters where a potential loss is probable and reasonably estimable. Although management has determined that a loss is not probable, it is reasonably possible that a loss may be incurred in connection with proceedings to which the Company is a party. Assessment of whether incurring a loss is probable, or a reasonable possibility, and an estimation of the loss, or range of loss, involves complex judgments and numerous uncertainties. The plaintiffs in the litigation have not yet quantified the amount of their claimed monetary damages. As such, management cannot at this time estimate the reasonably possible loss or range of loss, if any, for this matter.